Related Party Balances and Transactions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 01, 2024 SGD ($)
Springview Contracts Pte Ltd [Member]
Related Party Balances and Transactions [Line Items]
Received payment	$ 19,901		$ 125,941		$ 1,000,000	$ 15,647	$ 92,183
Mr.Heng Kong Chuan [Member]
Related Party Balances and Transactions [Line Items]
Repayment of related party debt					212,051
Proceeds from repayment of related party debt	224,184	$ 176,259	65,449	$ 47,905
Working capital loan facility								$ 1,500,000
Borrowings (in Dollars)						$ 594,155	$ 154,155
China International Corporate Management [Member]
Related Party Balances and Transactions [Line Items]
Proceeds from repayment of related party debt			384,919
Received proceeds from related party	17,399	13,680	384,919	281,744	$ 584,328
Mr. Zhuo Wang [Member]
Related Party Balances and Transactions [Line Items]
Payment of expenses	$ 986,646	$ 775,726	$ 969,247	$ 709,448